Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Forward Funds
Prospectus Date	rr_ProspectusDate	May 01, 2016
Supplement [Text Block]	ff_SupplementTextBlock
FORWARD FUNDS

Supplement dated January 24, 2017
to the

Salient Adaptive Balanced Fund and Salient Adaptive Income Fund Investor Class and Institutional Class Prospectus, and the
Salient Adaptive Balanced Fund and Salient Adaptive Income Fund Class A and Class C Prospectus

each dated May 1, 2016, as supplemented.

IMPORTANT NOTICE REGARDING CHANGES TO PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, SECURITY TYPES, AND DISCUSSION
OF PRINCIPAL AND NON-PRINCIPAL RISKS

PRINCIPAL INVESTMENT STRATEGIES

Effective January 24, 2017, the Principal Investment Strategies for the Salient Adaptive Balanced Fund are replaced in their entirety with the following:

The Fund is a risk-targeted portfolio that invests in other Salient Funds (the “Underlying Funds”), exchange-traded funds, exchange-traded notes, futures and other derivatives in order to gain exposure to global equity markets, global interest rate markets, global credit markets, and global commodity markets. Risk-targeted means a portfolio management process by which the Advisor seeks to maintain a consistent, chosen level of risk as measured by the annualized standard deviation of returns. The portfolio targets a constant volatility level that is similar to the long-term volatility of the Adaptive Balanced Blended Index, which consists of 60% MSCI World Index and 40% of the Barclays Global Aggregate Index, while simultaneously seeking to provide a balance of growth and income with a moderate correlation to overall equity and bond markets. The Fund’s advisor, Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”), uses a dynamic quantitative model to measure and allocate based on current and expected market conditions which include but are not limited to correlation, volatility, and price momentum.

Also effective January 24, 2017, the Principal Investment Strategies for the Salient Adaptive Income Fund are replaced in their entirety with the following:

The Fund is a risk-targeted portfolio that invests in other Salient Funds (the “Underlying Funds”), exchange-traded funds, exchange-traded notes, futures and other derivatives in order to gain exposure to a range of income-producing global equity markets, global interest rate markets, and global credit markets. The portfolio targets a constant volatility level that is similar to the long-term volatility of the Adaptive Income Blended Index, which consists of 85% Barclays Global Aggregate Bond Index and 15% of the MSCI All Country World Index, while simultaneously seeking to maximize yield. The Fund’s advisor, Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”), uses a dynamic quantitative model to measure and allocate based on current and expected market conditions which includes but is not limited to correlation, volatility and asset class yield.

PRINCIPAL RISKS

Effective January 24, 2017, the first paragraph under Principal Risks for the Salient Adaptive Balanced Fund and the Salient Adaptive Income Fund is replaced with the following:

Any of the investments made by the Fund can result in an investment loss, which may be significant. The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds, as well as the principal risks of the Fund’s own investments:

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Salient Adaptive Balanced Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock
FORWARD FUNDS

Supplement dated January 24, 2017
to the

Salient Adaptive Balanced Fund and Salient Adaptive Income Fund Investor Class and Institutional Class Prospectus, and the
Salient Adaptive Balanced Fund and Salient Adaptive Income Fund Class A and Class C Prospectus

each dated May 1, 2016, as supplemented.

IMPORTANT NOTICE REGARDING CHANGES TO PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, SECURITY TYPES, AND DISCUSSION
OF PRINCIPAL AND NON-PRINCIPAL RISKS

PRINCIPAL INVESTMENT STRATEGIES

Effective January 24, 2017, the Principal Investment Strategies for the Salient Adaptive Balanced Fund are replaced in their entirety with the following:

The Fund is a risk-targeted portfolio that invests in other Salient Funds (the “Underlying Funds”), exchange-traded funds, exchange-traded notes, futures and other derivatives in order to gain exposure to global equity markets, global interest rate markets, global credit markets, and global commodity markets. Risk-targeted means a portfolio management process by which the Advisor seeks to maintain a consistent, chosen level of risk as measured by the annualized standard deviation of returns. The portfolio targets a constant volatility level that is similar to the long-term volatility of the Adaptive Balanced Blended Index, which consists of 60% MSCI World Index and 40% of the Barclays Global Aggregate Index, while simultaneously seeking to provide a balance of growth and income with a moderate correlation to overall equity and bond markets. The Fund’s advisor, Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”), uses a dynamic quantitative model to measure and allocate based on current and expected market conditions which include but are not limited to correlation, volatility, and price momentum.

PRINCIPAL RISKS

Effective January 24, 2017, the first paragraph under Principal Risks for the Salient Adaptive Balanced Fund and the Salient Adaptive Income Fund is replaced with the following:

Any of the investments made by the Fund can result in an investment loss, which may be significant. The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds, as well as the principal risks of the Fund’s own investments:

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Salient Adaptive Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ff_SupplementTextBlock
FORWARD FUNDS

Supplement dated January 24, 2017
to the

Salient Adaptive Balanced Fund and Salient Adaptive Income Fund Investor Class and Institutional Class Prospectus, and the
Salient Adaptive Balanced Fund and Salient Adaptive Income Fund Class A and Class C Prospectus

each dated May 1, 2016, as supplemented.

IMPORTANT NOTICE REGARDING CHANGES TO PRINCIPAL INVESTMENT STRATEGIES, PRINCIPAL RISKS, SECURITY TYPES, AND DISCUSSION
OF PRINCIPAL AND NON-PRINCIPAL RISKS

PRINCIPAL INVESTMENT STRATEGIES

Also effective January 24, 2017, the Principal Investment Strategies for the Salient Adaptive Income Fund are replaced in their entirety with the following:

The Fund is a risk-targeted portfolio that invests in other Salient Funds (the “Underlying Funds”), exchange-traded funds, exchange-traded notes, futures and other derivatives in order to gain exposure to a range of income-producing global equity markets, global interest rate markets, and global credit markets. The portfolio targets a constant volatility level that is similar to the long-term volatility of the Adaptive Income Blended Index, which consists of 85% Barclays Global Aggregate Bond Index and 15% of the MSCI All Country World Index, while simultaneously seeking to maximize yield. The Fund’s advisor, Forward Management, LLC d/b/a Salient (“Salient Management” or the “Advisor”), uses a dynamic quantitative model to measure and allocate based on current and expected market conditions which includes but is not limited to correlation, volatility and asset class yield.

PRINCIPAL RISKS

Effective January 24, 2017, the first paragraph under Principal Risks for the Salient Adaptive Balanced Fund and the Salient Adaptive Income Fund is replaced with the following:

Any of the investments made by the Fund can result in an investment loss, which may be significant. The Fund is exposed to the same risks as the Underlying Funds in which the Fund invests in direct proportion to the allocation of its assets among the Underlying Funds. The following principal risks are principal risks of the Underlying Funds which in the aggregate also constitute principal risks of the Fund by virtue of its investment in the Underlying Funds, as well as the principal risks of the Fund’s own investments:

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